Share-Based Payments (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Unrecognized compensation cost	$ 288	$ 1,009
Weighted-average period	6 months 18 days	8 months 26 days